Other Receivables, Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2019
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Other Receivables, Prepayments and Other Current Assets
27	OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS
Other receivables, which are measured at amortized cost, are expected to be recovered within one year. They primarily include interest receivable from banks, utilities deposits, rental deposits, short-term loans and short-term debt investments; Among which, short-term loans granted to China Tower through China Mobile Finance was RMB7,450 million (2018: RMB11,000 million), and other short-term loans granted to banks and other financial institutions as well as short-term debt investments purchased through China Mobile Finance was RMB11,464 million (2018: RMB13,260 million). The interest rates of short-term loans are mutually agreed among the parties with reference to the market interest rates.
Prepayments and other current assets primarily consist of maintenance prepayments, power and utilities prepayments and input value-added tax to be deducted.
As of December 31, 2018 and 2019, there were no significant overdue amounts for other receivables.